Financial Instruments Schedule of aggregate fair values of derivatives that contain credit risk-related contingent features (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Credit Derivatives [Line Items]
Termination Value	$ 23,782	$ (3,648)	$ (9,093)
Performance Risk Adjustment	432	66	104
Accrued Interest	(217)	(256)	(1,946)
Fair Value (excluding interest)	24,431	(3,326)	(7,043)
Interest Rate Contracts [Member] | Barclays | Cash Flow Hedging
Credit Derivatives [Line Items]
Termination Value	10,054	(2,063)	(7,766)
Performance Risk Adjustment	232	31	65
Accrued Interest	(146)	(128)	(1,600)
Fair Value (excluding interest)	10,432	(1,904)	(6,101)
Interest Rate Contracts [Member] | Credit Suisse | Cash Flow Hedging
Credit Derivatives [Line Items]
Termination Value	3,105	(2,063)	(784)
Performance Risk Adjustment	101	32	38
Accrued Interest	(71)	(128)	(346)
Fair Value (excluding interest)	3,277	(1,903)	(400)
Foreign Exchange Contracts [Member] | Barclays | Cash Flow Hedging
Credit Derivatives [Line Items]
Termination Value			754
Performance Risk Adjustment			1
Fair Value (excluding interest)			755
Foreign Exchange Contracts [Member] | Credit Suisse | Cash Flow Hedging
Credit Derivatives [Line Items]
Termination Value	574	636	176
Performance Risk Adjustment		3
Fair Value (excluding interest)	574	639	176
Commodity Contract [Member] | Barclays
Credit Derivatives [Line Items]
Termination Value	133	(158)
Fair Value (excluding interest)	133	(158)
Commodity Contract [Member] | Barclays | Cash Flow Hedging
Credit Derivatives [Line Items]
Termination Value		(158)	(1,473)
Fair Value (excluding interest)		$ (158)	$ (1,473)